Cover	Sep. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2021
Entity File Number	001-15839
Entity Registrant Name	ACTIVISION BLIZZARD, INC.
Entity Central Index Key	0000718877
Entity Tax Identification Number	95-4803544
Entity Incorporation, State or Country Code	DE
City Area Code	310
Local Phone Number	255-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.000001 per share
Trading Symbol	ATVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false